WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrants
WARRANTS

NOTE 11 – WARRANTS

On April 4, 2023, the Company issued warrants to GK Partners ApS to purchase up to 5,000,000 shares of common stock. The warrants were issued as an incentive to provide future financing to the Company. There are no specific requirements for future performance. We accounted for the warrants in accordance with the guidance of Financial Accounting Standards Board (“FASB”) ASC Topic 718, Compensation — Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. The fair value of the equity instrument is charged directly to compensation expense and credited to additional paid-in capital over the period during which services are rendered.

The Warrants are exercisable for shares of the Company’s common stock at a price of $0.50 per share and expire on December 31, 2024. Using the Black-Scholes option pricing model, the fair value for the warrants was calculated to be $1,582,072.

The assumptions used to determine the fair value of the Warrants as follows:

Expected life (years)	1.75
Risk-free interest rate	3.84%
Expected volatility	132.96%
Dividend yield	0%

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Intrinsic Value
Outstanding, December 31, 2022	—	—	—
Issued	5,000,000	$0.50	1.75
Cancelled	—	$—	—
Exercised	—	$—	—
Outstanding, December 31, 2023	5,000,000	$0.50	1.25	$—
Issued	—	$—	—	—
Cancelled	—	$—	—	—
Exercised	—	$—	—	—
Outstanding, September 30, 2024	5,000,000	$0.50	1.00	$—

NOTE 11 – WARRANTS

On April 4, 2023, the Company issued a warrant to GK Partners ApS to purchase up to 5,000,000 shares of the Company’s common stock at an exercise price of $0.50 per share. The warrants were issued as an incentive to provide future financing to the Company. The fair value for the warrant at the grant date was determined to be $1,582,072, which was recoded as stock compensation expense in 2023.

Basis for Accounting Treatment

The accounting treatment for the issuance of the warrant was determined based on the guidance in ASC 718, Compensation—Stock Compensation, and ASC 815, Derivatives and Hedging.

1. Classification as Equity or Liability:

●	The warrant was evaluated under ASC 815-40 to determine if it should be classified as a derivative instrument or as equity. The warrant met the criteria for equity classification as it is indexed to the Company’s own stock and does not require net cash settlement. Therefore, it is not considered a derivative instrument under ASC 815.
●	The warrant was further evaluated under ASC 718 to determine if it should be accounted for as stock compensation. Since the warrant was issued as an incentive for future financings, it falls within the scope of ASC 718.

2. Measurement and Recognition:

●	The fair value of the warrant was measured at the grant date using the Black-Scholes option pricing model, which considered the following inputs: the exercise price of $0.50 per share, the market price of the Company’s stock, the expected volatility, the risk-free interest rate, and the expected term of the warrant.
●	The total fair value of $1.582 million was recognized as stock compensation expense in 2023, in accordance with ASC 718-10-25-2C, which requires the fair value of equity instruments granted to nonemployees to be measured at the grant date and recognized over the period in which the related services are provided.

Terms of the Warrant and Future Performance:

The warrant issued to GK Partners includes the following terms regarding future performance:

●	The warrant vests immediately upon issuance and does not require any additional performance by GK Partners for vesting.
●	However, the issuance of the warrant was intended to incentivize GK Partners to provide future financings to the Company. The Company expects that GK Partners will assist in securing additional financing over the next 12 months, although there are no specific performance milestones or conditions attached to the warrant.

The Company will monitor the performance of GK Partners, and any future financings secured as a result of this incentive. Any additional compensation or modifications to the warrant terms will be accounted for in accordance with the relevant guidance in ASC 718 and ASC 815.

The assumptions used to determine the fair value of the Warrants as follows:

Expected life (years)	1.75
Risk-free interest rate	3.84%
Expected volatility	132.96%
Dividend yield	0%

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Intrinsic Value
Outstanding, December 31, 2022	—	—	—	-
Issued	5,000,000	$0.50	1.75	-
Cancelled	—	$—	—	-
Exercised	—	$—	—	-
Outstanding, December 31, 2023	5,000,000	$0.50	1.25	$—